Leases - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessor, operating lease, term of contract				20 years
Residual value of leased asset	$ 63.0		$ 70.6	$ 70.1
Carrying value of investment lease	2,000.0		1,900.0	1,400.0
Amortization of ROU assets	$ 4.7	$ 4.1	$ 20.0	38.4
Operating Lease, extension terms	the vast majority of which include one or more options to extend the leases for up to five years resulting in lease terms up to 40 years.		the vast majority of which include one or more options to extend the leases for up to five years resulting in lease terms up to 40 years
Other Income
Gain on sale of branch property				7.9
Discontinued Operations
Amortization of ROU assets				$ 11.7
Minimum
Lessor, operating lease, term of contract	24 years		24 months
Operating lease, remaining lease term	1 year		1 year
Maximum
Lessor, operating lease, term of contract	120 years		120 months
Operating lease, remaining lease term	25 years		25 years